Bank and Other Borrowing - Schedule of Maturities of Bank Borrowings (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Maturities of Bank Borrowings [Abstract]
2026	$ 568,391	$ 73,050	$ 1,144,464	$ 147,105	$ 1,173,480
2027	4,470,132	574,501	1,144,464	147,105	1,173,480
2028	1,134,228	145,771	1,144,464	147,105	1,173,480
2029	1,134,228	145,771	1,144,464	147,105	1,173,480
More than five years	4,536,948	583,085	4,577,819	588,413	4,693,873
Total bank borrowing payments	11,843,927	1,522,176	9,155,675	1,176,833	10,561,273
Less: imputed interest	(1,046,147)	(134,447)	(1,024,802)	(131,720)	(1,561,273)
Total	$ 10,797,780	$ 1,387,729	$ 8,130,873	$ 1,045,113	$ 9,000,000